Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 28, 2025	Dec. 29, 2024	Dec. 31, 2023	Jan. 01, 2023	Jan. 02, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
In accordance with rules adopted by the SEC pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, and Item 402(v) of Regulation
S-K,
we provide the following disclosure regarding executive compensation and Company performance for the years listed below. “Compensation Actually Paid” as presented in the following tables reflects
SEC-mandated
valuation methodologies that incorporate
year-end
stock prices and accounting adjustments. These figures may fluctuate significantly year-over-year and may not represent amounts actually realized in cash by executives during the year. The Committee evaluates compensation using both realized and realizable perspectives and considers alignment with long-term stockholder returns, peer performance, and internal pay equity. For further information concerning ATI’s variable pay-for-performance
philosophy and how ATI aligns executive compensation with its performance, see “Executive Compensation — Compensation Discussion and Analysis.”

Year	Summary Compensation Table total for CEO Wetherbee ($) (1)	Summary Compensation Table total for CEO Fields ($) (2)	Compensation actually paid to CEO Wetherbee ($)	Compensation actually paid to CEO Fields ($)	Average Summary Compensation Table total for non-CEO NEOs ($) (3)	Average Compensation actually paid to non-CEO NEOs ($) (4)	Value of initial fixed $100 investment based on:		Net Income ($ in millions)	ATI Adjusted EBITDA ($ in millions) (6)
							Total shareholder return ($)	Peer group total shareholder return ($) (5)

2025	N/A	13,512,737	N/A	41,065,828	3,520,647	27,386,687	697.38	196.36	404.3	859.3

2024	7,173,761	5,891,817	41,116,787	18,472,411	3,033,063	9,215,541	330.65	170.68	367.8	729.1

2023	7,670,554	N/A	35,206,270	N/A	2,902,853	12,593,071	271.14	149.41	410.8	634.6

2022	11,007,608	N/A	32,090,373	N/A	4,410,737	11,733,557	178.06	113.68	323.5	612.8

2021	7,590,345	N/A	6,677,580	N/A	2,792,700	2,480,715	94.99	128.45	184.6	366.5

(1)
For 2024, reflects total compensation for our former CEO, Robert S. Wetherbee, who was our “Principal Executive Officer” through June 30, 2024, as determined in accordance with Item 402(c) of Regulation
S-K
(“Item 402(c)”). For a reconciliation of Compensation Actually Paid to Total Compensation as reflected on the Company’s Summary Compensation Table for 2025, as shown on page 61 of this Proxy Statement (the “Summary Compensation Table”) for Mr. Wetherbee, see the immediately following table under the heading “Compensation Actually Paid to CEO.”

(2)
For 2024, reflects total compensation for our current CEO,
Kimberly A. Fields
, who became our “Principal Executive Officer” on July 1, 2024, as determined in accordance with Item 402(c) and reflected on the Summary Compensation Table. For a reconciliation of Compensation Actually Paid to Total Compensation as reflected on the Summary Compensation Table for Ms. Fields, see the immediately following table under the headings “Compensation Actually Paid to CEO.”

(3)
Reflects the average total compensation for our
non-CEO
NEOs as determined in accordance with Item 402(c) and reflected in the Summary Compensation Table for 2025, 2024, 2023, 2022 and 2021 as indicated. Compensation paid to the following executive officers is included in the average amounts shown for each such year:

2025: Donald P. Newman, Vaishali S. Bhatia, Timothy J. Harris and Robert S. Wetherbee.

2024: Messrs. Newman and Harris, Ms. Bhatia, Tina K. Busch and Elliot S. Davis. Ms. Busch, the Company’s former Senior Vice President and Chief Human Resources Officer, ceased to be an executive officer of the Company in December 2025, and Mr. Davis, the Company’s former Senior Vice President, General Counsel and Chief Compliance Officer, retired in 2024.

2023: Ms. Fields and Messrs. Newman, Harris and Davis

2022: Ms. Fields, Messrs. Newman and Davis, and Kevin B. Kramer, who ceased to serve as an executive officer of the Company in 2022 and retired in January 2024.

2021: Ms. Fields and Messrs. Newman, Kramer and Davis

(4)
For a reconciliation of average Compensation Actually Paid to average Total Compensation as reflected on the Summary Compensation Table for our non-CEO
NEOs, see the table below under the heading “Compensation Actually Paid to
Non-CEO
NEOs.”

(5)	The peer group used for the purposes of this table is the S&P MidCap 400 Industrials Index.

(6)	The Company Selected Measure for purposes of this table is ATI Adjusted EBITDA.
The following table sets forth the adjustments made during each year represented in the Pay Versus Performance Table to arrive at compensation “actually paid” to our CEO during each of the years in question. “Compensation Actually Paid” as presented in the following tables reflects
SEC-mandated
valuation methodologies that incorporate
year-end
stock prices and accounting adjustments. These figures may fluctuate significantly year-over-year and may not represent amounts actually realized in cash by executives during the year. The Committee evaluates compensation using both realized and realizable perspectives and considers alignment with long-term stockholder returns, peer performance, and internal pay equity.
Compensation Actually Paid to CEO

Year	Amounts Reflected in Summary Compensation Table ($)			YE Fair Value of Equity Compensation granted in Current Year ($) (4)	Change in CY Fair Value of Unvested Prior Year Equity Awards ($) (5)	Change in CY Fair Value of Equity Awards Vesting in CY ($) (5)	Compensation Actually Paid ($)
	Total Compensation (1)	Pension Value (2)	Equity Value (3)

2025	13,512,737	—	(10,051,700)	11,388,806	14,054,649	12,161,336	41,065,828

2024 (Fields)	5,891,817	—	(3,461,225)	4,538,766	3,989,042	7,512,010	18,472,411

2024 (Wetherbee)	7,173,761	(5,076)	(4,518,727)	11,507,917	7,858,424	19,100,489	41,116,787

2023	7,670,554	(17,259)	(4,774,796)	8,913,063	13,040,130	10,374,578	35,206,270

2022	11,007,608	—	(7,555,702)	18,204,232	8,330,568	2,103,668	32,090,373

2021	7,590,345	—	(4,428,259)	3,040,422	(43,181)	518,253	6,677,580

(1)	As determined in accordance with Item 402(c) and reflected on the Summary Compensation Table.

(2)
Reflects the actuarial change in the present value of Mr. Wetherbee’s benefits under all defined benefit pension plans established by the Company, determined using interest rate and mortality rate assumptions consistent with those used in the Company’s financial statements. Effective December 31, 2014, the Company froze future benefit accruals in the ATI Pension Plan for all participating employees other than those in contractual employment arrangements. Also effective December 31, 2014, the Company froze the defined benefit-type non-qualified
deferred compensation plans in which salaried employees participate, including the defined benefit portion of the ATI Benefit Restoration Plan in which Mr. Wetherbee participated.

(3)
Aggregate grant date fair value, determined in accordance with FASB ASC Topic 718, of awards made under the Company’s LTIP. Grant date fair values for RSUs granted in each such year are based on the average of the high and low trading prices for a share of ATI stock on the applicable grant date. Grant date fair values for PSUs granted in each such year, including BPUs, were estimated using Monte Carlo simulations of stock price correlation, projected dividend yields and other variables over three-year time horizons matching the applicable PSU performance measurement periods.

(4)
Aggregate
year-end
2025, 2024, 2023, 2022 and 2021 (as applicable) fair value of the awards described in footnote (3) above.
Year-end
fair values for RSUs granted in each such year are based on the average of the high and low trading prices for a share of ATI stock on the last trading day of the applicable year.
Year-end
fair values for PSUs granted in each such year, including BPUs and EVAs, were estimated using Monte Carlo simulations of stock price correlation, projected dividend yields and other variables over three-year time horizons matching the applicable PSU performance measurement periods.

(5)	Changes in fair value determined by comparing fair values determined in the manner described above with comparable prior year values.

The following table sets forth the adjustments made during each year represented in the Pay Versus Performance Table to arrive at compensation “
actually
paid” to our
non-CEO
NEOs during each of the years in question. “Compensation Actually Paid” as presented in the following tables reflects
SEC-mandated
valuation methodologies that incorporate
year-end
stock prices and accounting adjustments. These figures may fluctuate significantly year-over-year and may not represent amounts actually realized in cash by executives during the year. The Committee evaluates compensation using both realized and realizable perspectives and considers alignment with long-term stockholder returns, peer performance, and internal pay equity.
Compensation Actually Paid to
Non-CEO
NEOs

Year	Amounts Reflected in Summary Compensation Table ($)			YE Fair Value of Equity Compensation granted in Current Year ($) (4)	Change in CY Fair Value of Unvested Prior Year Equity Awards ($) (5)	Change in CY Fair Value of Equity Awards Vesting in CY ($) (5)	Prior Year-End Fair Value of Equity Awards Forfeited in CY ($)	Compensation Actually Paid ($)
	Total Compensation (1)	Pension Value (2)	Equity Value (3)

2025	3,520,647	—	(1,961,681)	3,512,325	11,023,052	11,292,344	—	27,386,687

2024	3,033,063	—	(1,747,787)	2,261,848	2,107,026	3,561,390	—	9,215,541

2023	2,902,853	—	(1,549,120)	2,776,371	5,712,179	2,750,786	—	12,593,071

2022	4,410,737	—	(1,766,323)	6,781,978	2,710,245	596,920	—	11,733,557

2021	2,792,700	—	(1,392,976)	1,003,087	(12,807)	90,710	—	2,480,715

(1)	As determined in accordance with Item 402(c) and reflected on the Summary Compensation Table.

(2)
Effective December 31, 2014, the Company froze future benefit accruals in the ATI Pension Plan for all participating employees other than those in contractual employment arrangements. Also effective December 31, 2014, the Company froze the defined benefit-type non-qualified
deferred compensation plans in which salaried employees participate.

(3)
Average grant date fair value, determined in accordance with FASB ASC Topic 718, of awards made to NEOs under the Company’s LTIP in 2025, 2024, 2023, 2022 and 2021 as indicated. Grant date fair values for RSUs granted in each such year are based on the average of the high and low trading prices for a share of ATI stock on the applicable grant date. Grant date fair values for PSUs granted in each such year, including BPUs, were estimated using Monte Carlo simulations of stock price correlation, projected dividend yields and other variables over three-year time horizons matching the applicable PSU performance measurement periods.

(4)
Average
year-end
2025, 2024, 2023, 2022 and 2021 (as applicable) fair value of the awards described in footnote (3) above.
Year-end
fair values for RSUs granted in each such year are based on the average of the high and low trading prices for a share of ATI stock on the last trading day of the applicable year.
Year-end
fair values for PSUs granted in each such year, including BPUs, were estimated using Monte Carlo simulations of stock price correlation, projected dividend yields and other variables over three-year time horizons matching the applicable
PSU performance measurement periods.

(5)	Changes in fair value determined by comparing fair values determined in the manner described above with comparable prior year values.

Company Selected Measure Name	ATI Adjusted EBITDA
Named Executive Officers, Footnote
(3)
Reflects the average total compensation for our
non-CEO
NEOs as determined in accordance with Item 402(c) and reflected in the Summary Compensation Table for 2025, 2024, 2023, 2022 and 2021 as indicated. Compensation paid to the following executive officers is included in the average amounts shown for each such year:

2025: Donald P. Newman, Vaishali S. Bhatia, Timothy J. Harris and Robert S. Wetherbee.

2024: Messrs. Newman and Harris, Ms. Bhatia, Tina K. Busch and Elliot S. Davis. Ms. Busch, the Company’s former Senior Vice President and Chief Human Resources Officer, ceased to be an executive officer of the Company in December 2025, and Mr. Davis, the Company’s former Senior Vice President, General Counsel and Chief Compliance Officer, retired in 2024.

2023: Ms. Fields and Messrs. Newman, Harris and Davis

2022: Ms. Fields, Messrs. Newman and Davis, and Kevin B. Kramer, who ceased to serve as an executive officer of the Company in 2022 and retired in January 2024.

2021: Ms. Fields and Messrs. Newman, Kramer and Davis

Peer Group Issuers, Footnote	The peer group used for the purposes of this table is the S&P MidCap 400 Industrials Index.
Adjustment To PEO Compensation, Footnote
Compensation Actually Paid to CEO

Year	Amounts Reflected in Summary Compensation Table ($)			YE Fair Value of Equity Compensation granted in Current Year ($) (4)	Change in CY Fair Value of Unvested Prior Year Equity Awards ($) (5)	Change in CY Fair Value of Equity Awards Vesting in CY ($) (5)	Compensation Actually Paid ($)
	Total Compensation (1)	Pension Value (2)	Equity Value (3)

2025	13,512,737	—	(10,051,700)	11,388,806	14,054,649	12,161,336	41,065,828

2024 (Fields)	5,891,817	—	(3,461,225)	4,538,766	3,989,042	7,512,010	18,472,411

2024 (Wetherbee)	7,173,761	(5,076)	(4,518,727)	11,507,917	7,858,424	19,100,489	41,116,787

2023	7,670,554	(17,259)	(4,774,796)	8,913,063	13,040,130	10,374,578	35,206,270

2022	11,007,608	—	(7,555,702)	18,204,232	8,330,568	2,103,668	32,090,373

2021	7,590,345	—	(4,428,259)	3,040,422	(43,181)	518,253	6,677,580

(1)	As determined in accordance with Item 402(c) and reflected on the Summary Compensation Table.

(2)
Reflects the actuarial change in the present value of Mr. Wetherbee’s benefits under all defined benefit pension plans established by the Company, determined using interest rate and mortality rate assumptions consistent with those used in the Company’s financial statements. Effective December 31, 2014, the Company froze future benefit accruals in the ATI Pension Plan for all participating employees other than those in contractual employment arrangements. Also effective December 31, 2014, the Company froze the defined benefit-type non-qualified
deferred compensation plans in which salaried employees participate, including the defined benefit portion of the ATI Benefit Restoration Plan in which Mr. Wetherbee participated.

(3)
Aggregate grant date fair value, determined in accordance with FASB ASC Topic 718, of awards made under the Company’s LTIP. Grant date fair values for RSUs granted in each such year are based on the average of the high and low trading prices for a share of ATI stock on the applicable grant date. Grant date fair values for PSUs granted in each such year, including BPUs, were estimated using Monte Carlo simulations of stock price correlation, projected dividend yields and other variables over three-year time horizons matching the applicable PSU performance measurement periods.

(4)
Aggregate
year-end
2025, 2024, 2023, 2022 and 2021 (as applicable) fair value of the awards described in footnote (3) above.
Year-end
fair values for RSUs granted in each such year are based on the average of the high and low trading prices for a share of ATI stock on the last trading day of the applicable year.
Year-end
fair values for PSUs granted in each such year, including BPUs and EVAs, were estimated using Monte Carlo simulations of stock price correlation, projected dividend yields and other variables over three-year time horizons matching the applicable PSU performance measurement periods.

(5)	Changes in fair value determined by comparing fair values determined in the manner described above with comparable prior year values.

Non-PEO NEO Average Total Compensation Amount	$ 3,520,647	$ 3,033,063	$ 2,902,853	$ 4,410,737	$ 2,792,700
Non-PEO NEO Average Compensation Actually Paid Amount	$ 27,386,687	9,215,541	12,593,071	11,733,557	2,480,715
Adjustment to Non-PEO NEO Compensation Footnote
Compensation Actually Paid to
Non-CEO
NEOs

Year	Amounts Reflected in Summary Compensation Table ($)			YE Fair Value of Equity Compensation granted in Current Year ($) (4)	Change in CY Fair Value of Unvested Prior Year Equity Awards ($) (5)	Change in CY Fair Value of Equity Awards Vesting in CY ($) (5)	Prior Year-End Fair Value of Equity Awards Forfeited in CY ($)	Compensation Actually Paid ($)
	Total Compensation (1)	Pension Value (2)	Equity Value (3)

2025	3,520,647	—	(1,961,681)	3,512,325	11,023,052	11,292,344	—	27,386,687

2024	3,033,063	—	(1,747,787)	2,261,848	2,107,026	3,561,390	—	9,215,541

2023	2,902,853	—	(1,549,120)	2,776,371	5,712,179	2,750,786	—	12,593,071

2022	4,410,737	—	(1,766,323)	6,781,978	2,710,245	596,920	—	11,733,557

2021	2,792,700	—	(1,392,976)	1,003,087	(12,807)	90,710	—	2,480,715

(1)	As determined in accordance with Item 402(c) and reflected on the Summary Compensation Table.

(2)
Effective December 31, 2014, the Company froze future benefit accruals in the ATI Pension Plan for all participating employees other than those in contractual employment arrangements. Also effective December 31, 2014, the Company froze the defined benefit-type non-qualified
deferred compensation plans in which salaried employees participate.

(3)
Average grant date fair value, determined in accordance with FASB ASC Topic 718, of awards made to NEOs under the Company’s LTIP in 2025, 2024, 2023, 2022 and 2021 as indicated. Grant date fair values for RSUs granted in each such year are based on the average of the high and low trading prices for a share of ATI stock on the applicable grant date. Grant date fair values for PSUs granted in each such year, including BPUs, were estimated using Monte Carlo simulations of stock price correlation, projected dividend yields and other variables over three-year time horizons matching the applicable PSU performance measurement periods.

(4)
Average
year-end
2025, 2024, 2023, 2022 and 2021 (as applicable) fair value of the awards described in footnote (3) above.
Year-end
fair values for RSUs granted in each such year are based on the average of the high and low trading prices for a share of ATI stock on the last trading day of the applicable year.
Year-end
fair values for PSUs granted in each such year, including BPUs, were estimated using Monte Carlo simulations of stock price correlation, projected dividend yields and other variables over three-year time horizons matching the applicable
PSU performance measurement periods.

(5)	Changes in fair value determined by comparing fair values determined in the manner described above with comparable prior year values.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
For 2025, the performance measures listed below were identified as the most important to ATI’s compensation-setting process for named executive officers. The importance of EBITDA and cash flow is reflected in our use of these measures when setting performance standards applicable to our annual short-term incentive program, while the importance of both relative and absolute TSR are reflected in the performance criteria established for our longer-term, performance-vested equity awards.

Performance Measures:	Other Factors We Consider:

Net Income Adjusted EBITDA Operating Cash Flow Free Cash Flow Relative Total Shareholder Return Absolute Total Shareholder Return
As discussed in greater detail in the “Compensation Discussion and Analysis” portion of this Proxy Statement, in addition to the performance measures listed here, our Compensation and Leadership Development Committee considers a range of factors in determining compensation, including among others: compensation levels among our benchmarking peer group; shareholder feedback; the advice of our independent compensation consultants and other advisors; our effectiveness in attracting and retaining the talent necessary to pursue our strategic goals; and the Committee’s overall evaluation of the individual performance of our CEO and each NEO, both in general and relative to their individual strategic goals for the year.

Reconciliations of Adjusted EBITDA to Net Income (Loss) Attributable to ATI (the most directly comparable GAAP measure) are provided (a) for 2025 on page 34 of our Annual Report on Form
10-K
for the year ended December 28, 2025, which we filed with the SEC on February 20, 2026, (b) for 2024 on page 33 of our Annual Report on Form
10-K
for the year ended December 29, 2024, which we filed with the SEC on February 21, 2025, (c) for 2023 on page 37 of our Annual Report on
Form 10-K
for the year ended December 31, 2023, which we filed with the SEC on February 23, 2024, and (d) for 2022 and 2021, on page 32 of our Annual Report on Form
10-K
for the year ended December 31, 2022, which we filed with the SEC on February 24, 2023.

Total Shareholder Return Amount	$ 697.38	330.65	271.14	178.06	94.99
Peer Group Total Shareholder Return Amount	196.36	170.68	149.41	113.68	128.45
Net Income (Loss)	$ 404,300,000	$ 367,800,000	$ 410,800,000	$ 323,500,000	$ 184,600,000
Company Selected Measure Amount	859,300,000	729,100,000	634,600,000	612,800,000	366,500,000
Measure:: 1
Pay vs Performance Disclosure
Name	Net Income
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 3
Pay vs Performance Disclosure
Name	Operating Cash Flow
Measure:: 4
Pay vs Performance Disclosure
Name	Free Cash Flow
Measure:: 5
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return
Measure:: 6
Pay vs Performance Disclosure
Name	Absolute Total Shareholder Return
Robert S. Wetherbee [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 7,173,761	$ 7,670,554	$ 11,007,608	$ 7,590,345
PEO Actually Paid Compensation Amount		41,116,787	35,206,270	32,090,373	6,677,580
PEO Name	Robert S. Wetherbee
Kimberly A. Fields [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 13,512,737	5,891,817
PEO Actually Paid Compensation Amount	$ 41,065,828	18,472,411
PEO Name	Kimberly A
PEO | Robert S. Wetherbee [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(4,518,727)	(4,774,796)	(7,555,702)	(4,428,259)
PEO | Robert S. Wetherbee [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		11,507,917	8,913,063	18,204,232	3,040,422
PEO | Robert S. Wetherbee [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		7,858,424	13,040,130	8,330,568	(43,181)
PEO | Robert S. Wetherbee [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		19,100,489	10,374,578	2,103,668	518,253
PEO | Robert S. Wetherbee [Member] | Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(5,076)	(17,259)	0	0
PEO | Kimberly A. Fields [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (10,051,700)	(3,461,225)
PEO | Kimberly A. Fields [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,388,806	4,538,766
PEO | Kimberly A. Fields [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	14,054,649	3,989,042
PEO | Kimberly A. Fields [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	12,161,336	7,512,010
PEO | Kimberly A. Fields [Member] | Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,961,681)	(1,747,787)	(1,549,120)	(1,766,323)	(1,392,976)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,512,325	2,261,848	2,776,371	6,781,978	1,003,087
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,023,052	2,107,026	5,712,179	2,710,245	(12,807)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,292,344	3,561,390	2,750,786	596,920	90,710
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0